UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY FUND

FORM N-Q

JULY 31, 2013

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.7%
Johnson Controls Inc.	90,670	$3,645,841

Automobiles - 2.6%
Ford Motor Co.	172,400	2,910,112
Harley-Davidson Inc.	110,090	6,249,809
Honda Motor Co., Ltd., ADR	105,450	3,916,413

Total Automobiles		13,076,334

Hotels, Restaurants & Leisure - 2.4%
Starwood Hotels & Resorts Worldwide Inc.	73,310	4,849,456
Yum! Brands Inc.	95,540	6,966,777

Total Hotels, Restaurants & Leisure		11,816,233

Household Durables - 1.4%
Toll Brothers Inc.	203,020	6,673,268	*

Media - 3.8%
Twenty-First Century Fox Inc., Class B Shares	336,690	10,097,333
Walt Disney Co.	130,520	8,438,118

Total Media		18,535,451

Specialty Retail - 2.1%
Lowe’s Cos. Inc.	111,540	4,972,453
TJX Cos. Inc.	100,940	5,252,918

Total Specialty Retail		10,225,371

TOTAL CONSUMER DISCRETIONARY		63,972,498

CONSUMER STAPLES - 11.1%
Beverages - 2.1%
PepsiCo Inc.	124,810	10,426,627

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	126,390	7,771,721
Wal-Mart Stores Inc.	35,080	2,734,135

Total Food & Staples Retailing		10,505,856

Food Products - 4.6%
Danone SA, ADR	513,470	8,135,932
Kellogg Co.	37,140	2,460,154
McCormick & Co. Inc., Non Voting Shares	167,080	11,964,599

Total Food Products		22,560,685

Tobacco - 2.3%
Philip Morris International Inc.	124,760	11,126,097

TOTAL CONSUMER STAPLES		54,619,265

ENERGY - 9.4%
Energy Equipment & Services - 2.3%
Cameron International Corp.	56,900	3,374,170	*
Halliburton Co.	172,120	7,778,103

Total Energy Equipment & Services		11,152,273

Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	49,030	6,172,387
Exxon Mobil Corp.	144,520	13,548,750
Hess Corp.	90,900	6,768,414
Occidental Petroleum Corp.	99,050	8,820,402

Total Oil, Gas & Consumable Fuels		35,309,953

TOTAL ENERGY		46,462,226

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
FINANCIALS - 17.6%
Capital Markets - 2.2%
Blackstone Group LP	174,580	$3,936,779
Charles Schwab Corp.	305,430	6,746,949

Total Capital Markets		10,683,728

Commercial Banks - 3.3%
Wells Fargo & Co.	368,480	16,028,880

Consumer Finance - 1.1%
American Express Co.	76,480	5,641,930

Diversified Financial Services - 5.2%
Citigroup Inc.	292,644	15,258,458
JPMorgan Chase & Co.	184,550	10,284,972

Total Diversified Financial Services		25,543,430

Insurance - 4.7%
Berkshire Hathaway Inc., Class A Shares	50	8,695,000	*
MetLife Inc.	298,230	14,440,296

Total Insurance		23,135,296

Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	80,000	5,663,200

TOTAL FINANCIALS		86,696,464

HEALTH CARE - 15.2%
Biotechnology - 1.8%
Amgen Inc.	84,870	9,190,572

Health Care Equipment & Supplies - 2.5%
Covidien PLC	81,030	4,993,879
Thermo Fisher Scientific Inc.	79,260	7,221,379

Total Health Care Equipment & Supplies		12,215,258

Pharmaceuticals - 10.9%
Bristol-Myers Squibb Co.	58,520	2,530,405
GlaxoSmithKline PLC, ADR	114,360	5,827,786
Johnson & Johnson	133,190	12,453,265
Merck & Co. Inc.	267,880	12,903,779
Pfizer Inc.	560,460	16,382,246
Roche Holding AG, ADR	58,220	3,571,587

Total Pharmaceuticals		53,669,068

TOTAL HEALTH CARE		75,074,898

INDUSTRIALS - 9.7%
Aerospace & Defense - 4.4%
Honeywell International Inc.	127,230	10,557,545
Orbital Sciences Corp.	358,320	6,643,253	*
Raytheon Co.	65,989	4,740,650

Total Aerospace & Defense		21,941,448

Industrial Conglomerates - 2.3%
General Electric Co.	297,010	7,238,134
Tyco International Ltd.	114,490	3,985,397

Total Industrial Conglomerates		11,223,531

Machinery - 3.0%
Caterpillar Inc.	72,150	5,981,956
Flowserve Corp.	60,470	3,427,440
Kennametal Inc.	58,050	2,515,887
Pentair Ltd., Registered Shares	47,456	2,898,612

Total Machinery		14,823,895

TOTAL INDUSTRIALS		47,988,874

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
Cisco Systems Inc.	224,340	$5,731,887
Juniper Networks Inc.	60,010	1,300,417	*

Total Communications Equipment		7,032,304

Computers & Peripherals - 3.6%
Apple Inc.	24,040	10,878,100
NetApp Inc.	139,350	5,730,072
SanDisk Corp.	22,680	1,250,122	*

Total Computers & Peripherals		17,858,294

Internet Software & Services - 6.8%
eBay Inc.	70,290	3,633,290	*
Facebook Inc., Class A Shares	213,309	7,856,170	*
Google Inc., Class A Shares	24,710	21,932,596	*

Total Internet Software & Services		33,422,056

IT Services - 1.1%
Automatic Data Processing Inc.	60,600	4,368,654
International Business Machines Corp.	6,310	1,230,702

Total IT Services		5,599,356

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV, New York Registered Shares	95,576	8,592,282
Intel Corp.	193,600	4,510,880

Total Semiconductors & Semiconductor Equipment		13,103,162

Software - 0.8%
Microsoft Corp.	117,448	3,738,370

TOTAL INFORMATION TECHNOLOGY		80,753,542

MATERIALS - 4.4%
Chemicals - 2.2%
Ecolab Inc.	73,190	6,743,727
LyondellBasell Industries NV, Class A Shares	57,350	3,940,518

Total Chemicals		10,684,245

Construction Materials - 0.7%
Eagle Materials Inc.	52,140	3,518,407

Paper & Forest Products - 1.5%
International Paper Co.	153,580	7,419,450

TOTAL MATERIALS		21,622,102

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	148,630	7,354,212

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy	95,690	8,385,315

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $321,812,497)		$492,929,396

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $201,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $205,020) (Cost - $201,000)	0.050%	8/1/13	$201,000	$201,000

TOTAL INVESTMENTS - 100.0% (Cost - $322,013,497#)				493,130,396
Liabilities in Excess of Other Assets - 0.0%				(77,934)

TOTAL NET ASSETS - 100.0%				$493,052,462

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$492,929,396	—	—	$492,929,396
Short-term investments†	—	$201,000	—	201,000

Total investments	$492,929,396	$201,000	—	$493,130,396

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$171,866,800
Gross unrealized depreciation	(749,901)

Net unrealized appreciation	$171,116,899

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 20, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 20, 2013